PROVISION FOR WARRANTY COST (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provision For Warranty Cost
Balance at beginning	$ 1,669	$ 800
Additions	499	1,598
Warranty claims applied	(841)	(1,073)
Change in estimate of warranty provision	421	344
Change in foreign exchange	(39)
Balance at end	1,709
Current warranty provision	1,585
Warranty provision	$ 124	$ 1,669